Prepaid Forward Contract Equity	12 Months Ended
Jun. 30, 2024
Derivative [Abstract]
Prepaid Forward Contract Equity

NOTE 12 - PREPAID FORWARD CONTRACT EQUITY

As discussed in Note 1, prior to the Closing of the Business Combination, on August 13, 2023, PNAC entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Seller”) (the “Forward Purchase Agreement”) for OTC Equity Prepaid Forward Transactions. Pursuant to the terms of the Forward Purchase Agreement, the Seller purchased approximately 1,999,998 shares of PNAC’s Class A ordinary shares in exchange for the prepayment amount of $21,299,979, which was paid out of the funds received by the Company from PNAC's trust account and will be held in a deposit account for the benefit of the Seller until the Valuation Date.

The Seller may at any time, sell the shares in whole or in part by providing written notice to the Company (the "Optional Early Termination" or the "OET"), to which the Company will be entitled to an amount from the Seller for the sale of ordinary shares.

“Valuation Date” will be the earlier to occur of (a) the date that is two (2) years after the date of the closing of the Business Combination (the date of the closing of the Business Combination, the “Closing Date”) pursuant to the Business Combination

Agreement, (b) the date specified by the Investor in a written notice to be delivered to the Counterparty at the Investor’s discretion (which Valuation Date will not be earlier than the day such notice is effective) after the occurrence of any of (v) a Shortfall Variance Registration Failure, (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, upon any Additional Termination Event, and (c) the date specified by the Investor in a written notice to be delivered to the Counterparty at the Investor’s sole discretion (which Valuation Date will not be earlier than the day such notice is effective). The Valuation Date notice will become effective immediately upon its delivery from the Investor to the Counterparty in accordance with the Forward Purchase Agreement.

The prepayment amount of $21,299,979 was recorded as a reduction of the additional paid-in capital in consolidated balance sheet as at June 30, 2024. The Company has also assessed that the OET option for the Seller is a derivative instrument, specifically a derivative asset indexed to the Company's shares. The fair value of the OET option which was determined by using the Black-Scholes model using the following assumptions: (1) expected volatility of 90.8%, (2) risk-free interest rate of 4.58%, (3) expected life of 1.17 years, (4) exercise price of $10.65 and (5) share price of $0.18 as at end of reporting period. Due to the market conditions of the Company's share prices, the fair value of the OET option is immaterial, and as such, the Company has not recorded any derivative asset in relation to this Forward Purchase Agreement.

For the year ended June 30, 2024, the Company did not receive any written notice of any Valuation Date by the Seller and did not receive any funds from the Forward Purchase Agreement.